Basis of Presentation - Summary of Effects of Adjustment on Consolidated Balance Sheet (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023
Statement Of Balance Sheet [line items]
Deferred income tax liability	$ 3,376	$ 4,067
Total liabilities	26,445	24,310
Accumulated deficit	(102,559)	(98,560)
Accumulated other comprehensive loss	2,597	2,078
Total shareholders' equity	$ 32,854	35,678	$ 54,752	$ 58,515
Previously stated [member]
Statement Of Balance Sheet [line items]
Deferred income tax liability		5,825
Total liabilities		26,067
Accumulated deficit		(100,265)
Accumulated other comprehensive loss		2,025
Total shareholders' equity		33,921
Adjustments
Statement Of Balance Sheet [line items]
Deferred income tax liability		(1,758)
Total liabilities		(1,757)
Accumulated deficit		1,705
Accumulated other comprehensive loss		53
Total shareholders' equity		$ 1,757